MainStay MacKay Intermediate Tax Free Bond Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Principal Amount	Value
Municipal Bonds 116.0% †
Long-Term Municipal Bonds 92.6%
California 9.4%
California Municipal Finance Authority, UCR North District Phase 1 Student Housing Project, Revenue Bonds Insured: BAM 5.00%, due 5/15/26	$500,000	$613,725
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds Insured: BAM 5.00%, due 5/15/32	1,000,000	1,248,360
City of Los Angeles, Department of Airports, International Airport, Revenue Bonds 5.00%, due 5/15/32 (a)	650,000	816,666
South Bay Union School District / San Diego County, Unlimited General Obligation (zero coupon), due 8/1/22	1,000,000	957,530
State of California, Various Purpose, Unlimited General Obligation 5.00%, due 4/1/32	850,000	1,097,877
		4,734,158
Colorado 1.0%
Colorado Educational & Cultural Facilities Authority, Johnson & Wales University Project, Revenue Bonds Series B 5.00%, due 4/1/23	450,000	499,905

Connecticut 1.1%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Revenue Bonds Series D-1 4.00%, due 11/15/49	500,000	559,075

Florida 3.8%
Greater Orlando Aviation Authority, AMT-Priority Revenue Bonds Series A 5.00%, due 10/1/36 (a)	1,000,000	1,193,150
Manatee County School District, Revenue Bonds Insured: AGM 4.00%, due 10/1/19	100,000	100,480
Pinellas County Industrial Development Authority, Foundation for Global Understanding Project, Revenue Bonds 5.00%, due 7/1/29	500,000	592,915
		1,886,545
Georgia 1.1%
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds 5.00%, due 7/1/22	500,000	555,090

Guam 2.0%
Territory of Guam, AMT Unlimited General Obligation 5.00%, due 11/15/31 (a)	500,000	579,585
Territory of Guam, Government Business Privilege, Revenue Bonds Series D 5.00%, due 11/15/27	365,000	416,151
		995,736
Idaho 3.9%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds 5.00%, due 9/1/37	370,000	410,696
Idaho Housing & Finance Association, Tems, Revenue Bonds Series D-G2, Insured: GNMA 4.00%, due 7/21/49	1,450,000	1,529,663
		1,940,359
Illinois 6.0%
Chicago Park District, Limited General Obligation Series C 5.00%, due 1/1/23	500,000	550,610
Chicago Park District, Limited Tax, General Obligation Series B 5.00%, due 1/1/24	500,000	564,235
City of Chicago IL Wastewater Transmission, Revenue Bonds Insured: AGM 5.00%, due 1/1/31	700,000	786,114
City of Monmouth IL, Unlimited General Obligation Insured: BAM 4.00%, due 12/1/27	300,000	316,917
Kankakee County School District No 111 Kankakee, Limited General Obligation Insured: BAM 4.00%, due 1/1/25	475,000	524,201
Kankakee County School District No 111 Kankakee, Limited General Obligation Insured: BAM 4.00%, due 1/1/23	265,000	284,154
		3,026,231
Indiana 2.8%
City of Fort Wayne In Waterworks Utility Revenue, Revenue Bonds Series A 0.05%, due 12/1/39	1,275,000	673,876
Indiana Finance Authority, Goshen Health, Revenue Bonds Series A 4.00%, due 11/1/36	400,000	439,736
Indiana Finance Authority, Kings Daughters Hospital & Health Services, Revenue Bonds 5.125%, due 8/15/27	300,000	310,074
		1,423,686
Louisiana 5.1%
Calcasieu Parish Memorial Hospital Service District, Lake Charles Memorial Hospital Project, Revenue Bonds 5.00%, due 12/1/25	750,000	871,942
City of Lafayette LA Utilities, Revenue Bonds Insured: AGM 5.00%, due 11/1/37	500,000	613,115
City of Shreveport LA Water & Sewer, Revenue Bonds Series B, Insured: BAM 5.00%, due 12/1/32	920,000	1,100,090
		2,585,147
Maryland 1.1%
Montgomery County Housing Opportunities Commission Program, Revenue Bonds Series A 4.00%, due 7/1/49	500,000	551,230

Michigan 4.5%
City of Novi Michigan Library, Unlimited General Obligation Insured: AGM 4.00%, due 10/1/19	50,000	50,121
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds Series A 5.00%, due 7/1/28	800,000	1,014,968
Leland Public School District, Unlimited General Obligation Insured: AGM 4.00%, due 5/1/25	355,000	401,530
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds 5.00%, due 7/1/31	100,000	110,944
Roscommon Area Public Schools, Unlimited General Obligation Insured: AGM 4.00%, due 5/1/28	600,000	673,578
		2,251,141
Minnesota 3.7%
City of Wayzata, Minnesota Senior Housing, Folkstone Senior Living Community, Revenue Bonds 5.00%, due 8/1/31	100,000	111,337
City of Wayzata, Minnesota Senior Housing, Folkstone Senior Living Community, Revenue Bonds 5.00%, due 8/1/32	100,000	111,040
City of Wayzata, Minnesota Senior Housing, Folkstone Senior Living Community, Revenue Bonds 5.00%, due 8/1/33	100,000	110,793
State of Minnesota, Unlimited General Obligation Series A 5.00%, due 10/1/29	1,220,000	1,543,080
		1,876,250
Mississippi 3.2%
Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Refunding Project, Revenue Bonds Series A 5.00%, due 1/1/34	1,310,000	1,614,562

Missouri 4.7%
City of St Louis Missouri Airport, St Louis Lambert International, Revenue Bonds Series B 5.00%, due 7/1/36 (a)	725,000	882,572
Gasconade County School District No R-1, Missouri Direct Deposit Program, Unlimited General Obligation Insured: State Aid Direct Deposit 2.00%, due 3/1/20	250,000	251,240
Kansas City Industrial Development Authority, Airport Special Obligation Bonds, International Terminal Modernization, Revenue Bonds Series B 5.00%, due 3/1/32 (a)	1,000,000	1,236,920
		2,370,732
Nebraska 2.0%
Central Plains Energy, Project No. 4, Revenue Bonds 5.00%, due 3/1/50 (b)	900,000	1,013,427

Nevada 2.2%
Nevada Housing Division, Single Family Mortgage, Revenue Bonds Series B, Insured: GNMA/FNMA/FHLMC 4.00%, due 10/1/49	1,000,000	1,106,800

New Jersey 2.6%
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds Series K, Insured: AMBAC 5.25%, due 12/15/20	750,000	788,175
Newark Housing Authority, Newark Marine Terminal Rental, Redevelopment Project, Revenue Bonds Insured: NATL 5.25%, due 1/1/20	500,000	507,930
		1,296,105
New Mexico 3.7%
New Mexico Hospital Equipment Loan Council, First Mortgage Entrance Fee, LA Vida Llena Expansion Project, Revenue Bonds Series C 2.25%, due 7/1/23	750,000	751,253
New Mexico Mortgage Finance Authority, Single Family Program, Revenue Bonds Series D, Insured: GNMA/FNMA/FHLMC 3.75%, due 1/1/50	1,000,000	1,093,100
		1,844,353
New York 6.1%
Albany Capital Resource Corp., Albany Leadership Charter High School for Girls, Revenue Bonds 4.00%, due 6/1/29	500,000	529,750
City of Newburgh NY, G.O. Unlimited Notes Series A 2.75%, due 8/1/20	1,000,000	1,010,770
New York State Dormitory Authority, Personal Income Tax, General Purpose, Revenue Bonds Series A 5.00%, due 3/15/32	1,200,000	1,527,972
		3,068,492
Ohio 4.1%
Ohio Higher Educational Facility Commission, Ohio Wesleyan University, Revenue Bonds 5.00%, due 10/1/21	550,000	592,245
State of Ohio, Unlimited General Obligation Series A 5.00%, due 5/1/38	1,230,000	1,485,336
		2,077,581
Oklahoma 1.1%
Oklahoma Housing Finance Agency, Revenue Bonds Series A, Insured: GNMA/FNMA/FHMLC 4.00%, due 9/1/49	500,000	553,120

Pennsylvania 6.2%
Clarion Area School District, Limited General Obligation Series A, Insured: AGM State Aid Withholding 1.75%, due 11/15/19	25,000	25,011
Delaware River Joint Toll Bridge Commission, Pennsylvania Bridge, Revenue Bonds 5.00%, due 7/1/23	600,000	688,680
North Allegheny School District, Limited General Obligation Insured: State Aid Withholding 4.00%, due 5/1/35	995,000	1,131,116
Pittsburgh Water & Sewer Authority, Revenue Bonds Insured: AGM 5.00%, due 9/1/39	1,000,000	1,227,240
Township of Harrison PA, Unlimited General Obligation Insured: BAM 2.00%, due 12/1/19	50,000	50,129
		3,122,176
Texas 3.1%
Arlington Higher Education Finance Corp., Revenue Bonds Insured: PSF-GTD 5.00%, due 8/15/26	200,000	245,558
Lancaster Independent School District / TX, Unlimited General Obligation Insured: BAM 5.00%, due 2/15/26	250,000	295,938
Texas Department of Housing & Community Affairs, Revenue Bonds Series A, Insured: GNMA 4.00%, due 3/1/50	900,000	1,005,156
		1,546,652
Utah 4.5%
Utah Charter School Finance Authority, Summit Academy Incorporated, Revenue Bonds Series A, Insured: UT CSCE 5.00%, due 4/15/25	135,000	158,788
Utah Charter School Finance Authority, Summit Academy Incorporated, Revenue Bonds Series A, Insured: UT CSCE 5.00%, due 4/15/27	190,000	231,340
Utah Charter School Finance Authority, Summit Academy Incorporated, Revenue Bonds Series A, Insured: UT CSCE 5.00%, due 4/15/28	200,000	247,296
Utah Charter School Finance Authority, Summit Academy Incorporated, Revenue Bonds Series A, Insured: UT CSCE 5.00%, due 4/15/29	185,000	231,935
Utah Housing Corp., Revenue Bonds Series G-G2, Insured: GNMA 4.50%, due 7/21/49	500,000	529,245
Utah Infrastructure Agency, Revenue Bonds Series A 5.00%, due 10/15/28	460,000	510,191
Utah Transit Authority, Sales Tax, Revenue Bonds Series C, Insured: AGM 5.25%, due 6/15/27	300,000	378,432
		2,287,227
Virginia 0.3%
Virgin Islands Public Finance Authority, Gross Receipt Taxes Loan Note, Revenue Bonds Series C, Insured: AGM 5.00%, due 10/1/30	155,000	169,446

Washington 3.3%
Lewis County School District No 226 ADNA, Unlimited General Obligation Insured: School Bond Guaranty 4.00%, due 12/1/28	390,000	447,006
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds 5.00%, due 7/1/37	1,000,000	1,202,110
		1,649,116
Total Long-Term Municipal Bonds (Cost $46,305,155)		46,604,342

Short-Term Municipal Notes 23.4%
California 9.5%
Eastern Municipal Water District, Water & Wastewater, Revenue Bonds Series A 1.43%, due 7/1/46 (c)	4,800,000	4,800,000

District of Columbia 2.0%
District of Columbia, Tranche 1, Revenue Bonds Series A 1.50%, due 8/15/38 (c)	1,000,000	1,000,000

New York 5.9%
City of New York, Unlimited General Obligation Subseries H-5 1.50%, due 3/1/34 (c)	1,000,000	1,000,000
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Subseries C-4 1.52%, due 11/1/44 (c)	1,000,000	1,000,000
New York City Water & Sewer System, 2nd General Resolution, Revenue Bonds Series BB-1 1.49%, due 6/15/39 (c)	1,000,000	1,000,000
		3,000,000
North Carolina 2.0%
The Charlotte-Mecklenburg Hospital Authority, Health Care System, Revenue Bonds Series H 1.49%, due 1/15/48 (c)	1,000,000	1,000,000

Utah 2.0%
County of Weber UT, Weber County Hospital, IHC Health Services, Inc., Revenue Bonds Series C 1.48%, due 2/15/35 (c)	1,000,000	1,000,000

Vermont 2.0%
Vermont Educational & Health Buildings Financing Agency, Landmark College Project, Revenue Bonds Series A 1.49%, due 7/1/39 (c)	1,000,000	1,000,000
Total Short-Term Municipal Notes (Cost $11,800,000)		11,800,000
Total Municipal Bonds (Cost $58,105,155)	116.0%	58,404,342
Other Assets, Less Liabilities	(16.0)	(8,067,480)
Net Assets	100.0%	$50,336,862

†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2019.
(c)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

The following abbreviations are used in the preceding pages:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CSCE	—Charter School Credit Enhancement Program
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
PSF-GTD	—Permanent School Fund Guaranteed
UT CSCE	—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$—	$46,604,342	$—	$46,604,342
Short-Term Municipal Notes	—	11,800,000	—	11,800,000
Total Investments in Securities	$—	$58,404,342	$—	$58,404,342

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

Mainstay MacKay Short Term Municipal Fund
Portfolio of Investments July 31, 2019 (Unaudited)

	Principal Amount	Value
Municipal Bonds 100.2% †
Long-Term Municipal Bonds 83.4%
Arizona 0.3%
City of Tucson AZ, Certificates of Participation Insured: AGM 4.00%, due 7/1/20	$350,000	$358,876
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student LLC, Revenue Bonds Series A 5.00%, due 7/1/23	50,000	55,702
Glendale Union School District No. 205, School Improvement Project, Unlimited General Obligation Series B, Insured: AGM 5.00%, due 7/1/20	540,000	559,040
Sedona Wastewater Municipal Property Corp., Revenue Bonds Insured: NATL-RE (zero coupon), due 7/1/24	500,000	453,710
		1,427,328
California 11.1%
Alta Loma School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 8/1/21	1,750,000	1,707,387
Anaheim Public Financing Authority, Public Improvements Project, Revenue Bonds Series C, Insured: AGM (zero coupon), due 9/1/21	300,000	291,663
Cabrillo Unified School District, Capital Appreciation, Unlimited General Obligation Series A, Insured: AMBAC (zero coupon), due 8/1/20	400,000	395,296
California Educational Facilities Authority, Loyola Marymount University, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 10/1/22	3,000,000	2,878,050
California Health Facilities Financing Authority, Los Angeles Biomedical Research Institute, Revenue Bonds
3.00%, due 9/1/20	215,000	218,859
4.00%, due 9/1/21	275,000	289,671
4.00%, due 9/1/22	300,000	322,920
4.00%, due 9/1/23	310,000	340,529
California Municipal Finance Authority, California Lutheran University, Revenue Bonds
5.00%, due 10/1/20	325,000	339,027
5.00%, due 10/1/21	250,000	269,555
California Municipal Finance Authority, Community Medical Centers, Revenue Bonds Series A 5.00%, due 2/1/21	1,100,000	1,162,106
California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds Series A 5.00%, due 12/31/23 (a)	1,300,000	1,487,486
California Municipal Finance Authority, Paradise Valley Estates Project, Revenue Bonds Series B-2, Insured: California Mortgage Insurance 2.00%, due 7/1/24	500,000	504,275
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds 5.00%, due 5/15/23	1,000,000	1,133,600
California School Finance Authority, Aspire Public Schools, Revenue Bonds Series A 5.00%, due 8/1/19 (b)	130,000	130,000
California School Finance Authority, Classical Academies Project, Revenue Bonds Series A-1 7.375%, due 10/1/43	5,050,000	5,940,719
California State Educational Facilities Authority, Art Center College of Design, Revenue Bonds
Series A 5.00%, due 12/1/19	125,000	126,610
Series A 5.00%, due 12/1/21	290,000	314,595
Series A 5.00%, due 12/1/22	200,000	223,424
Series A 5.00%, due 12/1/23	215,000	246,921
California Statewide Communities Development Authority, Methodist Hospital of Southern California Project, Revenue Bonds
5.00%, due 1/1/20	365,000	370,428
5.00%, due 1/1/21	300,000	315,006
5.00%, due 1/1/22	500,000	541,895
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds 2.625%, due 11/1/33 (c)	1,265,000	1,310,413
Chula Vista Elementary School District, Unlimited General Obligation (zero coupon), due 8/1/23	1,500,000	1,416,660
City of Oakland CA, Revenue Bonds Insured: AGM (zero coupon), due 12/15/19	1,000,000	990,800
Dinuba Unified School District, Unlimited General Obligation
Insured: AGM (zero coupon), due 8/1/20	155,000	153,025
Insured: AGM (zero coupon), due 8/1/21	160,000	155,733
Imperial Community College District, Capital Appreciation, Unlimited General Obligation Insured: AGC (zero coupon), due 8/1/21	305,000	297,043
Inglewood Unified School District, Unlimited General Obligation
Series B, Insured: BAM 4.00%, due 8/1/19	500,000	500,000
Series B, Insured: BAM 4.00%, due 8/1/20	1,000,000	1,026,970
Los Angeles Department of Airports, Revenue Bonds Series A 5.00%, due 5/15/21 (a)	1,065,000	1,136,674
Oxnard County Water Revenue, Revenue Bonds
Insured: BAM 5.00%, due 6/1/20	925,000	954,211
Insured: BAM 5.00%, due 6/1/21	280,000	299,998
Palm Springs Airport Passenger Facilities, Palm Springs International Airport, Revenue Bonds (a)
5.00%, due 6/1/20	565,000	583,255
5.00%, due 6/1/22	400,000	440,984
Insured: BAM 5.00%, due 6/1/25	1,175,000	1,408,167
Petaluma City Elementary School District, Unlimited General Obligation 3.00%, due 8/1/20	435,000	440,098
Sacramento City Financing Authority, Capital Appreciation, Tax Allocation Series A, Insured: NATL-RE (zero coupon), due 12/1/21	4,170,000	4,035,392
Sacramento County Sanitation District Financing Authority, Revenue Bonds Series B 2.239%, due 12/1/19	2,000,000	2,000,860
Sacramento Municipal Utility District, Revenue Bonds Series A 5.00%, due 8/15/49 (c)	6,000,000	6,862,680
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series B 2.25%, due 9/1/19	250,000	250,008
San Francisco City & County International Airports Communities, Revenue Bonds Series C 5.00%, due 5/1/20 (a)	2,965,000	3,049,651
San Ysidro School District, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/22	1,320,000	1,458,059
Santa Fe Springs Community Development Commission, Consolidated Redevelopment Project, Tax Allocation Series A, Insured: NATL-RE (zero coupon), due 9/1/20	500,000	492,465
South Bay Union School District / San Diego County, Unlimited General Obligation (zero coupon), due 8/1/22	1,000,000	957,530
Southern California Public Power Authority, Apex Power Project No. 1, Revenue Bonds Series A 5.25%, due 11/1/21	1,300,000	1,401,543
Stockton Public Financing Authority, Water Revenue, Revenue Bonds
Series A, Insured: BAM 5.00%, due 10/1/19	750,000	754,913
Series A, Insured: BAM 5.00%, due 10/1/20	400,000	418,560
Series A, Insured: BAM 5.00%, due 10/1/21	500,000	540,675
Ukiah Unified School District, Capital Appreciation, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 8/1/21	875,000	852,337
Vallejo City Unified School District, Unlimited General Obligation Series A, Insured: NATL-RE 5.90%, due 2/1/20	2,500,000	2,555,175
		56,293,901
Colorado 1.1%
Colorado Educational & Cultural Facilities Authority, Johnson & Wales University, Revenue Bonds
Series A 4.00%, due 4/1/23	315,000	338,827
Series B 5.00%, due 4/1/22	770,000	833,201
Series B 5.00%, due 4/1/24	500,000	555,450
Colorado Health Facilities Authority, Catholic Health Initiatives, Revenue Bonds Series A 5.00%, due 2/1/23	1,360,000	1,434,161
Denver City & County Airport Revenue (a)
Series A 5.00%, due 12/1/20	550,000	576,521
Series A 5.00%, due 11/15/22	720,000	803,736
E-470 Public Highway Authority, Revenue Bonds Series A 5.00%, due 9/1/19	1,000,000	1,002,910
		5,544,806
Connecticut 1.3%
City of Bridgeport CT, Unlimited General Obligation Series D, Insured: AGM 5.00%, due 8/15/20	1,000,000	1,036,690
City of Hartford CT, Unlimited General Obligation
Series C, Insured: AGM 5.00%, due 7/15/21	200,000	214,504
Series A, Insured: AGM 5.00%, due 4/1/22	1,000,000	1,097,430
State of Connecticut, Unlimited General Obligation
Series C 4.00%, due 6/15/22	2,210,000	2,379,374
Series C 5.00%, due 6/15/23	1,500,000	1,708,890
		6,436,888
Florida 2.8%
County of Broward Port Facilities, Revenue Bonds Series B 5.00%, due 9/1/20 (a)	3,420,000	3,553,791
County of Miami-Dade Seaport Department, Revenue Bonds Series A 5.00%, due 10/1/19	2,140,000	2,152,219
Florida Department of Environmental Protection, Revenue Bonds Series A 5.00%, due 7/1/20	1,000,000	1,035,640
Mid-Bay Bridge Authority, Revenue Bonds Series A 5.00%, due 10/1/21	1,000,000	1,075,550
Orange County, Tourist Development Tax, Revenue Bonds 5.00%, due 10/1/19	5,000,000	5,032,150
Tolomato Community Development District, Special Assessment
Series A-1, Insured: AGM 2.00%, due 5/1/20	625,000	626,656
Series B, Insured: AGM 2.00%, due 5/1/20	910,000	912,748
		14,388,754
Georgia 2.1%
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds Series A 5.00%, due 7/1/20	3,240,000	3,348,022
Main Street Natural Gas, Inc., Revenue Bonds
Series A 5.00%, due 5/15/20	1,000,000	1,026,910
Series A 5.00%, due 5/15/21	500,000	529,290
Series A 5.00%, due 5/15/22	550,000	599,329
Series A 5.00%, due 5/15/23	1,000,000	1,119,450
Municipal Electric Authority of Georgia, Revenue Bonds
Series 18A 5.00%, due 1/1/20	230,000	233,526
Series HH 5.00%, due 1/1/20	1,460,000	1,482,382
Series B 5.00%, due 1/1/20	2,250,000	2,284,312
		10,623,221
Guam 3.0%
Guam Government Waterworks Authority, Water & Wastewater Systems Revenue, Revenue Bonds Series A 5.00%, due 7/1/20	400,000	411,656
Port Authority of Guam, Revenue Bonds
Series C 3.587%, due 7/1/20	500,000	502,775
Series C 3.783%, due 7/1/21	500,000	507,645
Series B 5.00%, due 7/1/22 (a)	400,000	435,672
Territory of Guam, Business Privilege Tax, Revenue Bonds Series A 5.00%, due 1/1/20	660,000	668,712
Territory of Guam, Revenue Bonds
Series D 5.00%, due 11/15/19	1,000,000	1,009,550
Series D 5.00%, due 11/15/20	2,740,000	2,851,545
Series A 5.00%, due 12/1/20	3,230,000	3,365,951
Series A 5.00%, due 12/1/21	5,295,000	5,661,944
		15,415,450
Hawaii 0.2%
State of Hawaii, Unlimited General Obligation Series EZ 5.00%, due 10/1/19	1,000,000	1,006,480

Illinois 11.3%
Chicago Board of Education, Chicago School Board, Unlimited General Obligation Series A, Insured: NATL-RE 5.25%, due 12/1/19	400,000	404,528
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: NATL-RE 5.00%, due 12/1/19	1,775,000	1,793,637
Series A, Insured: AGM 5.00%, due 12/1/23	1,600,000	1,795,312
Chicago Midway International Airport, Revenue Bonds Series A 5.00%, due 1/1/20 (a)	1,425,000	1,446,788
Chicago Park District, Limited General Obligation
Series C 3.357%, due 1/1/21	955,000	967,740
Series C 3.545%, due 1/1/22	450,000	461,394
Series E 5.00%, due 11/15/20	750,000	782,258
Series E 5.00%, due 11/15/21	800,000	857,632
Series C 5.00%, due 1/1/23	500,000	550,610
Chicago Transit Authority, Revenue Bonds 5.00%, due 12/1/21	5,000,000	5,404,850
City of Chicago IL, Waterworks Second Lien, Revenue Bonds
5.00%, due 11/1/19	745,000	751,802
5.00%, due 11/1/22	1,270,000	1,408,316
Cook County Community High School District No. 212 Leyden, Revenue Bonds Series B, Insured: BAM 2.00%, due 12/1/19	1,140,000	1,138,028
Cook County Community Unit School District No. 401 Elmwood Park, Limited General Obligation Series A, Insured: AGM 5.00%, due 12/1/20	1,340,000	1,406,451
Cook County School District No. 99 Cicero, Limited Tax, Unlimited General Obligation Insured: BAM 5.00%, due 12/1/21	1,270,000	1,371,308
Cook County School District, No. 81 Schiller Park, Limited General Obligation Series B 4.00%, due 12/1/19	570,000	575,181
County of Cook IL, Unlimited General Obligation Series G 5.00%, due 11/15/25	1,665,000	1,737,394
Illinois Educational Facilities Authority, University of Chicago, Revenue Bonds Series B 1.875%, due 7/1/25 (c)	2,250,000	2,258,010
Illinois Finance Authority, Edward Elmhurst Obligated Group, Revenue Bonds 5.00%, due 1/1/21	300,000	313,467
Illinois Finance Authority, Illinois Wesleyan University, Revenue Bonds 4.00%, due 9/1/21	265,000	276,909
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds Series B 3.20%, due 8/1/19	250,000	250,000
Illinois State University, Auxiliary Facilities System, Revenue Bonds
Series A, Insured: AGM 5.00%, due 4/1/21	505,000	530,508
Series B, Insured: AGM 5.00%, due 4/1/21	250,000	262,628
Series A, Insured: AGM 5.00%, due 4/1/22	425,000	458,847
Series B, Insured: AGM 5.00%, due 4/1/22	645,000	696,368
Kankakee County School District No. 111, Limited General Obligation
Insured: BAM 4.00%, due 1/1/22	255,000	268,722
Insured: BAM 4.00%, due 1/1/24	370,000	403,444
La Salle County School District No. 141, Unlimited General Obligation
Insured: MAC 4.00%, due 12/1/20	560,000	579,796
Insured: MAC 4.00%, due 12/1/21	585,000	614,601
Insured: MAC 4.00%, due 12/1/22	370,000	395,463
Madison Macoupin Etc Counties Illinois Community College District No. 536, Lewis & Clark Community College, Unlimited General Obligation
4.50%, due 5/1/20	305,000	312,091
5.00%, due 11/1/22	420,000	455,855
Madison Macoupin Etc Counties Illinois Community College District No. 536, Unlimited General Obligation
Series A 5.00%, due 11/1/20	150,000	155,342
Series A 5.00%, due 11/1/21	70,000	74,460
Peoria County School District No. 68 Oak Grove, Unlimited General Obligation Series C, Insured: AGM 2.00%, due 12/1/19	180,000	180,430
Public Building Commission of Chicago, Chicago Transit Authority, Revenue Bonds Insured: AMBAC 5.25%, due 3/1/24	1,000,000	1,137,460
Railsplitter Tobacco Settlement Authority, Revenue Bonds 5.25%, due 6/1/20	3,765,000	3,883,560
Randolph County Community Unit School District No. 140 Sparta, Unlimited General Obligation Insured: AGM 4.00%, due 12/1/19	210,000	211,867
Regional Transportation Authority, Revenue Bonds
Insured: AGM 5.75%, due 6/1/21	480,000	518,870
Insured: AGM 6.25%, due 7/1/22	360,000	410,209
Round Lake IL, Lakewood Grove Special Service Area No. 3 & 4, Special Tax Insured: BAM 2.65%, due 3/1/21	499,000	503,471
Sales Tax Securitization Corp., Revenue Bonds Series C 5.00%, due 1/1/22	1,250,000	1,339,150
Sauk Village, Unlimited General Obligation Series B, Insured: BAM 4.00%, due 12/1/21	750,000	787,597
State of Illinois, Sales Tax, Revenue Bonds
5.00%, due 6/15/22	655,000	705,933
Series C 5.00%, due 6/15/22	95,000	102,387
State of Illinois, Unlimited General Obligation
Series B 5.00%, due 11/1/19	5,000,000	5,036,850
5.00%, due 6/1/21	4,000,000	4,201,240
1st Series, Insured: NATL-RE 6.00%, due 11/1/26	4,115,000	4,844,013
Upper Illinois River Valley Development Authority, Morris Hospital, Revenue Bonds 5.00%, due 12/1/20	575,000	599,438
Village of Cary IL, Special Service Area No. 2, Special Tax Insured: BAM 1.70%, due 3/1/20	149,000	149,119
Village of Crestwood IL, Alternate Revenue Source, Unlimited General Obligation Series B, Insured: BAM 2.00%, due 12/15/19	500,000	500,985
Village of Stone Park, Unlimited General Obligation
Series B, Insured: BAM 4.00%, due 2/1/20	135,000	136,652
Series B, Insured: BAM 4.00%, due 2/1/21	120,000	124,171
Series B, Insured: BAM 4.00%, due 2/1/24	135,000	147,624
Series B, Insured: BAM 4.00%, due 2/1/25	150,000	165,747
Western Illinois University, Revenue Bonds Insured: BAM 5.00%, due 4/1/20	460,000	469,600
		57,316,113
Indiana 2.4%
Center Grove Multi-Facility School Building Corp., Revenue Notes 2.50%, due 12/15/20	3,000,000	3,022,470
Hammond Multi-School Building Corp., Revenue Bonds
4.00%, due 1/15/20	470,000	475,429
4.00%, due 7/15/21	330,000	346,144
5.00%, due 1/15/22	555,000	602,375
5.00%, due 7/15/22	1,040,000	1,146,246
Indiana Health & Educational Facilities Financing Authority, Ascension Senior Health Credit Group, Revenue Bonds (c)
Series A-9 1.375%, due 10/1/27	4,985,000	4,989,237
Series 2006 B-3 1.75%, due 11/15/31	1,400,000	1,417,290
		11,999,191
Iowa 1.0%
City of Coralville IA, Certificates of Participation Series E 4.00%, due 6/1/20	500,000	503,975
PEFA, Inc., Revenue Bonds 5.00%, due 9/1/49 (c)	2,000,000	2,376,560
Sioux Center Community School District, Unlimited General Obligation
Insured: AGM 5.00%, due 5/1/20	885,000	907,541
Insured: AGM 5.00%, due 5/1/21	755,000	802,550
Insured: AGM 5.00%, due 5/1/22	350,000	384,927
Xenia Rural Water District, Capital Loan Notes, Revenue Bonds 3.00%, due 12/1/19	375,000	376,391
		5,351,944
Kansas 0.3%
Johnson County Unified School District No. 233 Olathe, Unlimited General Obligation Series A 5.00%, due 9/1/20	1,250,000	1,301,938
Kentucky 1.1%
Kentucky Bond Development Corp., Lexington Center Corp. Project, Revenue Bonds Series A 5.00%, due 9/1/22	550,000	609,933
Kentucky Bond Development Corp., Revenue Bonds
5.00%, due 9/1/19	390,000	391,170
5.00%, due 9/1/21	325,000	349,186
Louisville & Jefferson County Metropolitan Government, Louisville Gas & Electric Co., Revenue Bonds Series A 1.85%, due 10/1/33 (c)	3,000,000	3,026,070
Louisville / Jefferson County Metropolitan Government, Norton Healthcare, Revenue Bonds Series A 5.00%, due 10/1/20	790,000	822,422
Paducah Electric Plant Board, Revenue Bonds Series A, Insured: AGC 4.25%, due 10/1/21	290,000	290,563
		5,489,344
Louisiana 1.7%
E Baton Rouge Parish, Road & Street Improvement, Revenue Bonds Insured: AGC 5.25%, due 8/1/19	2,000,000	2,000,000
Evangeline Parish Road & Drain Sales Tax District No. 1, Revenue Bonds Insured: AGM 5.00%, due 12/1/20	500,000	524,725
Louisiana Local Government Environmental Facilities & Community Development Authority, University Student Housing, Revenue Bonds Series A, Insured: AGM 2.00%, due 10/1/19	555,000	555,721
Louisiana Public Facilities Authority, Willis-Knighton Medical Center, Revenue Bonds Series 1993, Insured: AMBAC 3.255%, due 9/1/23 (c)	5,400,000	5,400,000
		8,480,446
Maine 0.5%
Maine Finance Authority, Revenue Bonds (a)
Series 2019A-1, Insured: AGM 5.00%, due 12/1/22	500,000	554,245
Series 2019A-1, Insured: AGM 5.00%, due 12/1/23	545,000	619,529
Series 2019A-1, Insured: AGM 5.00%, due 12/1/24	520,000	604,105
Series 2019A-1, Insured: AGM 5.00%, due 12/1/25	500,000	591,420
		2,369,299
Maryland 2.1%
County of Anne Arundel MD, Unlimited General Obligation 5.00%, due 10/1/19	6,165,000	6,204,641
Maryland Economic Development Corp., Seagirt Marine Terminal Project, Revenue Bonds
Series B 3.25%, due 6/1/22	755,000	762,724
Series B 3.70%, due 6/1/25	1,000,000	1,021,830
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds Series B 2.875%, due 7/1/23	1,750,000	1,822,887
Prince George's County, Regional Medical Center, Certificates of Participation 5.00%, due 10/1/20	1,040,000	1,086,145
		10,898,227
Massachusetts 1.1%
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Revenue Bonds
Series K 3.00%, due 7/1/20	1,345,000	1,368,161
Series K 4.00%, due 7/1/21	720,000	758,585
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds 5.00%, due 10/1/19	985,000	990,792
Massachusetts Housing Finance Agency, Revenue Bonds Series B 2.60%, due 12/1/39 (c)	2,535,000	2,543,568
		5,661,106
Michigan 2.1%
City of Detroit MI Sewage Disposal System, Second Lien, Revenue Bonds Series B, Insured: NATL-RE 5.50%, due 7/1/22	1,500,000	1,678,095
Michigan Finance Authority, Revenue Bonds (a)
Series 25-A 5.00%, due 11/1/21	1,700,000	1,825,409
Series 25-A 5.00%, due 11/1/22	1,775,000	1,958,801
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds
Series MI-1 5.00%, due 12/1/20	200,000	210,080
Series MI-1 5.00%, due 12/1/21	200,000	217,784
Series MI-1 5.00%, due 12/1/22	200,000	224,954
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds 5.00%, due 11/1/22	500,000	560,030
Michigan State Housing Development Authority, Revenue Bonds Series C 1.65%, due 6/1/20 (a)	1,500,000	1,501,350
Michigan Strategic Fund, Detroit Edison Project, Revenue Bonds Series ET-2 1.45%, due 8/1/29 (c)	2,000,000	1,995,940
State of Michigan, School Loan, Revenue Bonds Series B, Insured: Q-SBLF 4.14%, due 11/1/20	715,000	734,262
		10,906,705
Minnesota 1.5%
Kanabec County MN, FirstLight Health System, Revenue Bonds 2.75%, due 12/1/19	2,750,000	2,751,457
State of Minnesota, Unlimited General Obligation Series D 5.00%, due 8/1/19	4,940,000	4,940,000
		7,691,457
Mississippi 0.9%
City of Jackson MS Water & Sewer System, Revenue Bonds Insured: BAM 4.00%, due 9/1/20	625,000	639,912
Mississippi Development Bank, Jackson Public School District, Revenue Bonds Insured: BAM 5.00%, due 10/1/21	450,000	485,402
Mississippi Development Bank, Jackson Water & Sewer System Project, Revenue Bonds Insured: AGM 5.00%, due 12/1/20	1,000,000	1,045,510
Mississippi Gaming Tax, Revenue Bonds
Series A 5.00%, due 10/15/20	750,000	783,915
Series A 5.00%, due 10/15/21	700,000	758,100
Series A 5.00%, due 10/15/22	1,000,000	1,117,130
		4,829,969
Missouri 1.1%
Kansas City Industrial Development Authority, Downtown Redevelopment District, Revenue Bonds Series A 5.00%, due 9/1/21	4,420,000	4,755,567
Lincoln University, Auxiliary Systems, Revenue Bonds
Insured: AGM 5.00%, due 6/1/22	300,000	329,244
Insured: AGM 5.00%, due 6/1/23	320,000	361,315
		5,446,126
Montana 0.2%
Montana Facilities Finance Authority, Kalispell Regional Medical Center, Revenue Bonds Series A 4.378%, due 7/1/22	915,000	943,850

Nebraska 1.1%
Central Plains Energy, Project No. 4, Revenue Bonds 5.00%, due 3/1/50 (c)	5,000,000	5,630,150

Nevada 0.6%
County of Washoe, Sierra Pacific Power Co. Project, Revenue Bonds Series D 2.05%, due 3/1/36 (a)(c)	3,000,000	3,039,630

New Hampshire 0.6%
New Hampshire Business Finance Authority, United Illuminating Co., Revenue Bonds Series A 2.80%, due 10/1/33 (c)	3,000,000	3,123,300

New Jersey 9.0%
Atlantic County Improvement Authority, Stockton University Atlantic City, Revenue Bonds Series B, Insured: AGM 5.00%, due 9/1/20	3,745,000	3,907,233
Borough of North Plainfield NJ, Unlimited General Obligation Insured: MAC 3.00%, due 6/1/20	330,000	335,277
City of Atlantic City NJ, Tax Appeal, Unlimited General Obligation
Series B, Insured: AGM 5.00%, due 3/1/20	200,000	203,970
Series A, Insured: BAM 5.00%, due 3/1/21	600,000	631,998
Essex County Improvement Authority, Revenue Bonds Insured: County Guaranteed 5.00%, due 10/1/19	500,000	503,290
Garden State Preservation Trust, Revenue Bonds
Series C, Insured: AGM 5.125%, due 11/1/19	3,175,000	3,205,289
Series C, Insured: AGM 5.25%, due 11/1/20	1,535,000	1,609,739
Greater Egg Harbor Regional High School District, Unlimited General Obligation Insured: AGM 4.00%, due 2/1/20	1,000,000	1,014,140
New Jersey Economic Development Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds 5.00%, due 7/15/21	200,000	210,488
New Jersey Economic Development Authority, Revenue Bonds
Series B 5.00%, due 11/1/19	5,000,000	5,043,100
Series DDD 5.00%, due 6/15/21	960,000	1,021,699
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series K, Insured: AMBAC 5.25%, due 12/15/20	1,470,000	1,544,823
Series K; Insured: AMBAC 5.50%, due 12/15/19	5,000,000	5,073,650
Series N-1, Insured: NATL-RE 5.50%, due 9/1/23	1,500,000	1,717,230
New Jersey State Economic Development Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 7/1/27	2,525,000	3,087,318
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds Series A 5.00%, due 6/15/24	1,000,000	1,158,860
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series B, Insured: AMBAC 5.25%, due 12/15/23	275,000	316,426
Series B, Insured: NATL-RE 5.50%, due 12/15/20	5,000,000	5,271,400
Series B, Insured: AGC 5.50%, due 12/15/20	1,000,000	1,056,100
Series A, Insured: AMBAC 5.75%, due 6/15/20	190,000	196,979
Newark Housing Authority, Newark Marine Terminal Rental, Redevelopment Project, Revenue Bonds Insured: NATL 5.25%, due 1/1/20	1,000,000	1,015,860
Passaic Valley Sewerage Commissioners, Sewer System, Revenue Bonds Series H, Insured: AGM 5.00%, due 12/1/23	2,190,000	2,528,114
Tobacco Settlement Financing Corp., Revenue Bonds
Series A 5.00%, due 6/1/20	2,500,000	2,568,325
Series A 5.00%, due 6/1/21	500,000	529,570
Series A 5.00%, due 6/1/22	1,250,000	1,361,313
Series A 5.00%, due 6/1/23	250,000	279,098
Trenton Parking Authority, Revenue Bonds Series A, Insured: AGM 2.49%, due 10/1/19	170,000	169,833
		45,561,122
New Mexico 0.2%
Rio Rancho Water & Wastewater Systems, Revenue Bonds 5.00%, due 5/15/20	800,000	824,600

New York 5.7%
Brookfield Central School District, Unlimited General Obligation Insured: AGM 3.00%, due 6/15/22	310,000	314,994
City of Long Beach, Limited General Obligation
Insured: BAM 5.00%, due 1/15/21	600,000	632,376
Insured: BAM 5.00%, due 1/15/22	615,000	670,455
City of Newburgh NY, G.O. Unlimited Notes Series A 2.75%, due 8/1/20	2,155,000	2,178,210
City of Plattsburgh NY, Limited General Obligation Series B, Insured: AGM 5.00%, due 9/15/20	440,000	458,405
Dutchess County Resource Recovery Agency, Revenue Bonds 5.00%, due 1/1/20 (a)	1,055,000	1,070,424
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/20	1,235,000	1,276,941
5.00%, due 7/1/21	435,000	465,089
Metropolitan Transportation Authority, Revenue Bonds Series B-1A 5.00%, due 5/15/20	3,500,000	3,602,655
New York State Dormitory Authority, Interagency Council Pooled Loan Program, Revenue Bonds
Subseries A-1 4.00%, due 7/1/20	275,000	281,900
Subseries A-1 4.00%, due 7/1/21	255,000	268,168
Subseries A-1 4.00%, due 7/1/22	400,000	429,092
Subseries A-1 4.00%, due 7/1/23	430,000	470,390
New York Transportation Development Corp., LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds 5.00%, due 1/1/22 (a)	5,000,000	5,392,950
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (a)
Series A 5.00%, due 4/1/20	1,600,000	1,638,224
Series A 5.00%, due 4/1/21	1,850,000	1,957,226
Series A 5.00%, due 4/1/23	825,000	922,713
Oyster Bay Ny Oys
Insured: BAM 4.00%, due 2/15/22	110,000	116,953
Insured: BAM 4.00%, due 2/15/24	115,000	127,407
Port Authority of New York & New Jersey, Revenue Bonds (a)
5.00%, due 9/15/19	4,750,000	4,771,280
5.00%, due 10/15/21	375,000	405,956
Wellsville Central School District, Unlimited General Obligation Insured: AGM 2.50%, due 6/15/22	370,000	373,689
Westchester County Local Development Corp., Westchester Medical Center, Revenue Bonds 5.00%, due 11/1/19	1,145,000	1,154,904
		28,980,401
North Carolina 0.5%
Charlotte Airport Revenue, Charlotte Douglas International Airport, Revenue Bonds Series B 4.00%, due 7/1/21 (a)	550,000	578,188
Guilford County, Unlimited General Obligation 5.00%, due 3/1/20	1,830,000	1,871,925
		2,450,113
Ohio 2.0%
Akron Bath Copley Joint Township Hospital District, Township Hospital District , Revenue Bonds 5.00%, due 11/15/22	1,000,000	1,108,120
City of Cleveland OH, Airport System, Revenue Bonds Series A 5.00%, due 1/1/21 (a)	500,000	524,315
City of Toledo OH, Limited General Obligation Insured: AGM 4.00%, due 12/1/19	1,540,000	1,554,214
Cleveland Department of Public Utilities Division of Public Power, Revenue Bonds Series A, Insured: AGM 5.00%, due 11/15/20	3,000,000	3,143,040
Dayton International Airport, Revenue Bonds Series A: Insured: AGM 5.00%, due 12/1/20 (a)	995,000	1,038,531
Lucas County Ohio Hospital Revenue, ProMedica Healthcare Obligated Group, Revenue Bonds Series A 5.00%, due 11/15/19	500,000	504,730
Ohio Higher Educational Facility Commission, Ohio Wesleyan University 2019 Project, Revenue Bonds
5.00%, due 10/1/20	765,000	796,120
5.00%, due 10/1/22	385,000	427,350
Ohio Higher Educational Facility Commission, Otterbein University Project, Revenue Bonds Series A 4.00%, due 12/1/19	915,000	922,403
		10,018,823
Oklahoma 0.6%
Canadian County Educational Facilities Authority, Yukon Public Schools Project, Revenue Bonds 5.00%, due 12/1/20	2,050,000	2,137,473
Weatherford Industrial Trust Educational Facilities, Weatherford Public Schools Project, Revenue Bonds 5.00%, due 3/1/21	1,000,000	1,058,980
		3,196,453
Pennsylvania 3.3%
Allentown City School District, G.O. Limited Notes 2.05%, due 1/2/20	2,250,000	2,250,720
Centre County Hospital Authority, Mount Nittany Medical Center, Revenue Bonds Series A 4.00%, due 11/15/19	240,000	241,853
City of Reading PA, Unlimited General Obligation Insured: BAM 4.00%, due 11/1/19	620,000	623,701
Commonwealth of Pennsylvania, Certificates of Participation
Series A 5.00%, due 7/1/20	300,000	309,657
Series A 5.00%, due 7/1/21	350,000	373,296
Series A 5.00%, due 7/1/22	300,000	330,168
Dauphin County General Authority, Pinnacle Health System Project, Revenue Bonds Series A 5.00%, due 6/1/20	500,000	514,970
Delaware River Joint Toll Bridge Commission, Revenue Bonds
Series B 5.00%, due 7/1/20	1,190,000	1,232,293
Series B 5.00%, due 7/1/21	500,000	536,630
Hazleton Area School District, Limited General Obligation
Series B, Insured: BAM 2.00%, due 3/1/20	375,000	376,597
Series A, Insured: BAM 4.00%, due 3/1/20	600,000	609,474
Lancaster Higher Education Authority, Harrisburg Area Community, Revenue Bonds Series A, Insured: BAM 5.00%, due 10/1/19	685,000	689,131
Lycoming County Authority, Pennsylvania College of Technology, Revenue Bonds 4.00%, due 10/1/19	755,000	758,239
Pennsylvania Turnpike Commission, Oil Franchise Tax, Revenue Bonds Subseries B 5.00%, due 12/1/19	1,000,000	1,012,510
Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds Series 14T 5.00%, due 10/1/19	2,030,000	2,042,525
Philadelphia Gas Works Co., Revenue Bonds 5.00%, due 8/1/19	800,000	800,000
Philadelphia School District, Unlimited General Obligation Series D, Insured: AGM 5.50%, due 6/1/21	700,000	752,472
Philadelphia Water & Wastewater Revenue, Revenue Bonds
Series A 5.00%, due 10/1/19	1,500,000	1,509,480
Series A 5.00%, due 10/1/20	2,000,000	2,089,460
		17,053,176
Puerto Rico 1.6%
Commonwealth of Puerto Rico, CPI- Linked Bonds-Public Improvement, Unlimited General Obligation Series A, Insured: AGC 3.016%, due 7/1/20	655,000	654,384
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Insured: AGM 5.25%, due 7/1/20	900,000	918,666
Series A, Insured: NATL-RE 5.50%, due 7/1/20	420,000	427,589
Insured: AGC 5.50%, due 7/1/22	50,000	53,203
Puerto Rico Electric Power Authority, Revenue Bonds Series MM, Insured: NATL-RE 5.00%, due 7/1/20	275,000	278,746
Puerto Rico Highway & Transportation Authority, Revenue Bonds Series AA, Insured: NATL-RE 5.50%, due 7/1/20	1,020,000	1,038,431
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM 5.00%, due 8/1/19	240,000	240,000
Series C, Insured: AGM 5.25%, due 8/1/19	965,000	965,000
Series C, Insured: AGC 5.25%, due 8/1/20	2,000,000	2,045,280
Series C, Insured: AGC 5.25%, due 8/1/21	1,500,000	1,562,580
		8,183,879
Rhode Island 0.5%
Rhode Island Commerce Corp., Grant Anticipation Rhode Island Department, Revenue Bonds Series A 5.00%, due 6/15/20	1,000,000	1,033,110
Rhode Island Health & Educational Building Corp., Hospital Financing-Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/20	1,500,000	1,540,005
		2,573,115
South Carolina 0.2%
Sumter Two School Facilities, Inc., Sumter School District Project, Revenue Bonds Insured: BAM 5.00%, due 12/1/19	1,065,000	1,077,077

Tennessee 0.6%
Memphis-Shelby County Airport Authority, Revenue Bonds Series B 5.00%, due 7/1/25 (a)	1,290,000	1,374,418
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds Series A 4.00%, due 10/1/19	200,000	200,870
Tennessee Energy Acquisition Corp., Natural Gas Utilities, Revenue Bonds Series C 5.00%, due 2/1/20	1,555,000	1,580,377
		3,155,665
Texas 5.7%
Arlington Higher Education Finance Corp., Revenue Bonds Series A, Insured: PSF 5.00%, due 8/15/24	185,000	217,512
Belmont Fresh Water Supply District No. 1, Denton County, Unlimited General Obligation
Insured: AGM 3.50%, due 3/1/23	495,000	527,363
Insured: AGM 3.75%, due 3/1/22	155,000	163,564
Insured: AGM 4.00%, due 3/1/20	205,000	208,009
Insured: AGM 4.00%, due 3/1/21	155,000	160,955
Brazoria County Municipal Utility District No. 19, Unlimited General Obligation
Insured: BAM 3.00%, due 9/1/22	385,000	400,727
Insured: BAM 3.00%, due 9/1/23	410,000	431,045
Cedar Hill Independent School District, Unlimited General Obligation Series A, Insured: PSF (zero coupon), due 2/15/21	420,000	412,196
City of Dallas TX, Waterworks & Sewer Systems, Revenue Bonds Series B 2.485%, due 10/1/21	3,500,000	3,518,620
City of Houston TX, Airport System, Revenue Bonds Series A 5.00%, due 7/1/21 (a)	300,000	320,499
City of Houston TX, Utility System, Revenue Bonds Series E 2.81%, due 11/15/20	450,000	454,905
Dallas-Fort Worth International Airport, Revenue Bonds Series F 5.00%, due 11/1/21 (a)	1,000,000	1,046,730
Fort Bend Municipal Utility District, No. 169 Contract, Revenue Bonds
Series A, Insured: AGM 4.00%, due 12/1/21	925,000	980,528
Series A, Insured: AGM 4.50%, due 12/1/20	465,000	483,237
Galveston County Municipal Utility District No. 56, Unlimited General Obligation
Insured: BAM 4.25%, due 12/1/22	400,000	434,936
Insured: BAM 4.50%, due 12/1/20	300,000	311,808
Insured: BAM 4.50%, due 12/1/21	400,000	427,344
Harris County-Houston Sports Authority, Revenue Bonds Series A 5.00%, due 11/15/19	1,500,000	1,515,675
Lazy Nine Municipal Utility District No. 1B, Unlimited General Obligation
Insured: MAC 3.00%, due 9/1/23	360,000	378,770
Insured: MAC 3.00%, due 9/1/24	360,000	381,503
Little Elm Independent School District, Capital Appreciation, Unlimited General Obligation Insured: PSF (zero coupon), due 8/15/21	500,000	476,495
Montgomery County Municipal Utility District No. 46, Unlimited General Obligation 2.50%, due 3/1/22	1,455,000	1,456,339
North Central Texas Community College District, Revenue Bonds Insured: AGM 3.00%, due 5/15/21	380,000	391,841
Onalaska Independent School District, Capital Appreciation, Unlimited General Obligation Insured: PSF (zero coupon), due 2/15/21	210,000	206,428
Remington Municipal Utility District No.1, Unlimited General Obligation
Insured: AGM 3.00%, due 9/1/20	200,000	203,722
Insured: AGM 3.00%, due 9/1/22	330,000	343,784
State of Texas, Revenue Notes 4.00%, due 8/29/19	6,000,000	6,012,180
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.00%, due 12/15/19	650,000	658,411
5.00%, due 12/15/25	1,900,000	2,102,350
Texas State Public Finance Authority, Financing System Texas Southern University, Revenue Bonds Insured: BAM 4.00%, due 5/1/20	1,500,000	1,526,715
Viridian Municipal Management District, Road Improvement, Unlimited General Obligation
Insured: AGM 4.00%, due 12/1/20	505,000	523,195
Insured: AGM 4.00%, due 12/1/21	300,000	319,221
Insured: AGM 4.00%, due 12/1/22	550,000	597,889
Insured: AGM 4.00%, due 12/1/23	300,000	332,127
Viridian Municipal Management District, Utility Improvement, Unlimited General Obligation
Insured: AGM 4.00%, due 12/1/20	260,000	269,368
Insured: AGM 4.00%, due 12/1/21	225,000	239,416
Insured: AGM 4.00%, due 12/1/22	395,000	429,393
Insured: AGM 4.00%, due 12/1/23	305,000	337,662
		29,202,462
U.S. Virgin Islands 0.4%
Virgin Islands Public Finance Authority, Revenue Bonds Series A 5.00%, due 10/1/19	1,810,000	1,810,217

Utah 0.3%
Salt Lake City Airport Revenue Series A 5.00%, due 7/1/21 (a)	725,000	774,539
Utah Charter School Finance Authority, Summit Academy, Inc., Revenue Bonds
Series A 5.00%, due 4/15/20	135,000	138,384
Series A 5.00%, due 4/15/22	110,000	119,886
Series A 5.00%, due 4/15/24	340,000	391,313
		1,424,122
Vermont 0.0% ‡
Vermont Educational & Health Building Financing Agency, Saint Michael's College-Green Bond, Revenue Bonds 4.00%, due 10/1/19	130,000	130,514

Virginia 0.6%
Virginia Public School Authority, Special Obligation, Revenue Bonds 5.00%, due 7/15/20	2,990,000	3,103,411

Washington 0.3%
Bellevue Convention Center Authority, Revenue Bonds Insured: NATL-RE (zero coupon), due 2/1/22	530,000	509,881
Douglas County Public Utility District No. 1, Wells Hydroelectric, Revenue Bonds Series A 5.00%, due 9/1/20 (a)	1,170,000	1,217,315
		1,727,196
Wisconsin 0.4%
Public Finance Authority, Affinity Living Group, Revenue Bonds 3.75%, due 2/1/22	2,000,000	2,006,080
Total Long-Term Municipal Bonds (Cost $419,824,368)		424,094,049
Short-Term Municipal Notes 16.8%
Arizona 1.7%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds Series B 1.46%, due 1/1/46 (d)	8,400,000	8,400,000

California 2.7%
Los Angeles Department of Water, Revenue Bonds Series A-2 1.45%, due 7/1/45 (d)	4,000,000	4,000,000
University of California, Revenue Bonds Series AL-3 1.43%, due 5/15/48 (d)	9,900,000	9,900,000
		13,900,000
Florida 0.5%
County of Miami-Dade FL Aviation, Revenue Bonds Series B 5.00%, due 10/1/19 (a)	1,815,000	1,826,489
Escambia County, Gulf Power Co. Project, Revenue Bonds 2nd Series 1.50%, due 4/1/39 (d)	500,000	500,000
		2,326,489
Georgia 2.8%
Burke County Development Authority, Georgia Power Co., Vogtle Project, Revenue Bonds 1.57%, due 11/1/52 (d)	4,500,000	4,500,000
Heard County Development Authority, Georgia Power Co., Plant Wansley, Revenue Bonds 1.58%, due 12/1/37 (a)(d)	4,500,000	4,500,000
Main Street Natural Gas, Inc., Revenue Bonds Series B 2.36%, due 4/1/48 (d)	5,000,000	4,993,450
		13,993,450
Guam 0.0% ‡
Guam Power Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/19	150,000	150,882

Illinois 0.3%
City of Chicago IL, Waterworks Second Lien, Revenue Bonds 5.00%, due 11/1/19	1,405,000	1,417,364

Michigan 0.1%
Muskegon Local Development Finance Authority, Revenue Bonds Insured: AGM 4.00%, due 11/1/19	330,000	331,937

Mississippi 0.0% ‡
Mississippi Gaming Tax, Revenue Bonds Series A 5.00%, due 10/15/19	250,000	251,927

New Jersey 1.8%
New Jersey Turnpike Authority, Revenue Bonds (d)
Series C-2 2.162%, due 1/1/22	6,000,000	6,026,820
Series D-1 2.382%, due 1/1/24	2,600,000	2,627,300
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds Series B-4 5.25%, due 12/15/19	250,000	253,455
		8,907,575
New York 1.4%
City of Plattsburgh NY, Limited General Obligation Series B, Insured: AGM 5.00%, due 9/15/19	560,000	562,201
Metropolitan Transportation Authority, Revenue Bonds (d)
Subseries 2012A-2 1.529%, due 11/15/41	2,000,000	2,000,000
Series 2012G-3 2.31%, due 11/1/31	3,000,000	3,004,290
New York State Housing Finance Agency, 350 West 34th Street, Revenue Bonds Series A 1.52%, due 11/1/34 (a)(d)	1,700,000	1,700,000
		7,266,491
North Carolina 0.2%
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bonds Series B 1.47%, due 10/1/35 (d)	1,000,000	1,000,000

Ohio 2.7%
Allen County Hospital Facilities, Catholic Healthcare, Revenue Bonds Series B 5.00%, due 9/1/19	1,250,000	1,253,737
County of Montgomery OH, Premier Health-Miami Valley Hospital, Revenue Bonds Series E 1.52%, due 11/15/45 (d)	3,600,000	3,600,000
State of Ohio, Capital Facilities Lease-Appropriation, Revenue Bonds Series C 1.489%, due 10/1/36 (d)	8,800,000	8,800,000
		13,653,737
Pennsylvania 0.3%
County of Allegheny PA, Unlimited General Obligation Series C-59B, Insured: AGM 2.278%, due 11/1/26 (d)	1,235,000	1,232,592
Philadelphia School District, Unlimited General Obligation Series D 5.00%, due 9/1/19	550,000	551,617
		1,784,209
Puerto Rico 0.1%
Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 5.25%, due 8/1/19	500,000	500,000

Texas 0.6%
Houston Hotel Occupancy Tax Hotel Occupancy & Special, Revenue Bonds Series B, Insured: AMBAC (zero coupon), due 9/1/19	3,155,000	3,151,593

Wisconsin 1.6%
DeForest Area School District, Revenue Notes 3.00%, due 12/18/19	1,750,000	1,751,400
State of Wisconsin, Unlimited General Obligation Series A 1.538%, due 5/1/29 (d)	3,150,000	3,150,000
Wisconsin State Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Revenue Bonds Series C-2 1.85%, due 8/15/54 (d)	3,500,000	3,495,555
		8,396,955
Total Short-Term Municipal Notes (Cost $85,407,898)		85,432,609
Total Municipal Bonds (Cost $505,232,266)		509,526,658

	Shares
Closed-End Funds 0.1%
Florida 0.1%
BlackRock Florida Municipal 2020 Term Trust, 1.95% (e)	34,857	501,243
Total Closed-End Funds (Cost $490,519)		501,243
Total Investments (Cost $505,722,785)	100.3%	510,027,901
Other Assets, Less Liabilities	(0.3)	(1,597,677)
Net Assets	100.0%	$508,430,224

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown was the rate in effect as of July 31, 2019.
(d)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(e)	Current yield as of July 31, 2019.

The following abbreviations are used in the preceding pages:
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
MAC	—Municipal Assurance Corp.
NATL-RE	—National Public Finance Guarantee Corp.
PSF	—Permanent School Fund
Q-SBLF	—Qualified School Board Loan Fund

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$—	$424,094,049	$—	$424,094,049
Short-Term Municipal Notes	—	85,432,609	—	85,432,609
Total Municipal Bonds	—	509,526,658	—	509,526,658
Closed End Funds	501,243	—	—	501,243
Total Investments in Securities	$501,243	$509,526,658	$—	$510,027,901

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2019 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

The Board of Trustees of the MainStay Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of the Fund's securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Fund's assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to the Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund's third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of July 31, 2019, the aggregate value by input level of the Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund's valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund's valuation procedures are designed to value a security at a price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2019, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor, reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of July 31, 2019, there were no securities held by the Funds that were fair valued in such a manner.

Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. Those values reflect broker-dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.

Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.